CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Notes Tables
Carrying value of the convertible note
In Thousands of US Dollars
Description	2017	2016	2015
Balance, beginning of the period	$931	$815	$719
Accretion expense	139	116	96
Debt conversion	(1,070)	-	-
Balance, end of the period	$-	$9,31	$815